Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2019
BIS statistics
Swiss metrics
	Phase-in
end of	2019	2018
Swiss capital (CHF million)
Swiss CET1 capital	36,740	35,719
Going concern capital	52,691	49,443
Gone concern capital	38,576	35,678
Total loss-absorbing capacity	91,267	85,121
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	291,282	285,193
Leverage exposure	909,994	881,386
Swiss capital ratios (%)
Swiss CET1 ratio	12.6	12.5
Going concern capital ratio	18.1	17.3
Gone concern capital ratio	13.2	12.5
TLAC ratio	31.3	29.8
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	4.0	4.1
Going concern leverage ratio	5.8	5.6
Gone concern leverage ratio	4.2	4.0
TLAC leverage ratio	10.0	9.7
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	9.68	9.46
Going concern capital ratio requirement	13.58	12.86
Gone concern capital ratio requirement	11.6	8.9
TLAC ratio requirement	25.18	21.76
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	3.2	2.9
Going concern leverage ratio requirement	4.5	4.0
Gone concern leverage ratio requirement	4.0	3.0
TLAC leverage ratio requirement	8.5	7.0